SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of disaggregation of revenue

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2023	2024	2025
		RMB	RMB	RMB
Credit driven services		11,738,560	11,719,027	13,977,218
Loan facilitation and servicing fees-capital heavy		1,667,119	1,016,514	1,604,903
Revenue from loan facilitation services	At a point in time	1,081,699	638,814	1,143,395
Revenue from post-facilitation services	Overtime	585,420	377,700	461,508
Financing income	Overtime	5,109,921	6,636,511	8,569,063
Revenue from releasing of guarantee liabilities	Overtime	4,745,898	3,695,017	3,412,952
Other services fees	At a point in time	215,622	370,985	390,300
Platform services		4,551,467	5,446,629	5,227,841
Loan facilitation and servicing fees-capital light		3,213,955	2,116,797	1,162,563
Revenue from loan facilitation services	At a point in time	2,096,085	1,246,541	683,929
Revenue from post-facilitation services	Overtime	1,117,870	870,256	478,634
Referral services fees	At a point in time	950,016	2,842,637	2,738,786
Other services fees	At a point in time/Overtime	387,496	487,195	1,326,492
Total net revenue		16,290,027	17,165,656	19,205,059

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment and software	3-10 years
Furniture and office equipment and others	3-5 years

Consolidated Trusts
Schedule of financial statements

	December 31, 2024	December 31, 2025
	RMB	RMB
ASSETS
Restricted cash	771,798	1,470,555
Loans receivable, net	6,956,948	12,399,462
Prepaid expenses and other assets	109,428	108,174
Loans receivable, net-noncurrent	631,575	1,754,356
Total Assets	8,469,749	15,732,547

	December 31, 2024	December 31, 2025
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	8,188,454	9,922,559
Accrued expenses and other current liabilities	13,455	15,436
Other tax payable	50,719	—
Payable to investors of the consolidated trusts-noncurrent	5,719,600	9,930,000
Total liabilities	13,972,228	19,867,995

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	2,350,404	2,470,358	3,035,144
Net income	948,139	1,121,050	1,156,539

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	1,664,700	1,946,359	2,741,847
Net cash provided by (used in) investing activities	110,926	1,195,793	(8,193,363)
Net cash provided by financing activities	1,939,011	1,393,467	5,939,781